UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1:	Schedule of Investments

Vanguard Calvert Social Index Fund
Schedule of Investments
May 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (99.9%)

Auto &Transportation (1.9%)
United Parcel Service, Inc.	32,342	$2,382
FedEx Corp.	15,820	1,415
Harley-Davidson, Inc.	16,674	818
Southwest Airlines Co.	39,565	576
Genuine Parts Co.	9,779	420
Expeditors International of Washington, Inc.	5,949	303
C.H. Robinson Worldwide, Inc.	4,768	273
BorgWarner, Inc.	3,100	166
Gentex Corp.	8,600	154
CNF Inc.	2,865	128
* JetBlue Airways Corp.	5,293	115
Visteon Corp.	7,900	60
ArvinMeritor, Inc.	3,800	55

		6,865

Consumer Discretionary (14.1%)
Home Depot, Inc.	123,123	4,845
* Time Warner, Inc.	247,134	4,300
Gillette Co.	51,217	2,701
Target Corp.	46,523	2,498
* Yahoo! Inc.	64,783	2,410
Lowe's Cos., Inc.	40,073	2,293
* eBay Inc.	55,587	2,113
Kimberly-Clark Corp.	27,315	1,757
* Liberty Media Corp.	144,410	1,500
* Starbucks Corp.	22,410	1,227
Costco Wholesale Corp.	25,946	1,178
Avon Products, Inc.	26,450	1,051
The McGraw-Hill Cos., Inc.	21,570	942
Staples, Inc.	41,713	898
* Electronic Arts Inc.	16,887	887
Omnicom Group Inc.	10,554	864
* Kohl's Corp.	17,132	834
Best Buy Co., Inc.	14,888	810
The Gap, Inc.	35,711	750
* Bed Bath & Beyond, Inc.	16,800	683
* Apollo Group, Inc. Class A	8,465	665
* Amazon.com, Inc.	16,447	584
Eastman Kodak Co.	16,052	422
R.R. Donnelley & Sons Co.	12,255	407
Nordstrom, Inc.	6,638	405
Black & Decker Corp.	4,474	391
* Sirius Satellite Radio, Inc.	64,186	388
* Univision Communications Inc.	14,206	378
* XM Satellite Radio Holdings, Inc.	11,375	365
* Liberty Media International Inc. Class A	8,548	358
EchoStar Communications Corp. Class A	12,061	353
Newell Rubbermaid, Inc.	15,358	350
* Office Depot, Inc.	17,493	345
* Chico's FAS, Inc.	9,928	340
Dollar General Corp.	17,245	338
Harman International Industries, Inc.	3,678	305
Estee Lauder Cos. Class A	7,485	293
Washington Post Co. Class B	338	281
Darden Restaurants Inc.	8,232	267
PETsMART, Inc.	8,073	256
Whirlpool Corp.	3,707	255
New York Times Co. Class A	8,113	255
* Advance Auto Parts, Inc.	4,121	244
Robert Half International, Inc.	9,655	241
Ross Stores, Inc.	8,419	237
E.W. Scripps Co. Class A	4,518	231
Family Dollar Stores, Inc.	8,829	227
Jones Apparel Group, Inc.	6,979	223
Fastenal Co.	3,658	213
CDW Corp.	3,638	212
* Williams-Sonoma, Inc.	5,224	205
Alberto-Culver Co. Class B	4,609	204
The Stanley Works	4,548	203
Manpower Inc.	5,004	199
* Lamar Advertising Co. Class A	4,716	197
* Getty Images, Inc.	2,594	194
* Brinker International, Inc.	4,932	186
Outback Steakhouse	4,100	181
* Iron Mountain, Inc.	6,175	177
* O'Reilly Automotive, Inc.	3,090	172
* Dollar Tree Stores, Inc.	6,374	158
Sabre Holdings Corp.	7,874	158
* Monster Worldwide Inc.	5,911	156
* The Cheesecake Factory	4,350	154
The Corporate Executive Board Co.	2,200	154
* CarMax, Inc.	5,763	147
* Pixar, Inc.	2,748	145
Belo Corp. Class A	5,439	134
* Saks Inc.	7,060	121
* BJ's Wholesale Club, Inc.	3,899	118
* Laureate Education Inc.	2,515	117
* Tech Data Corp.	3,270	117
* Barnes & Noble, Inc.	3,099	117
The Toro Co.	2,700	116
Reebok International Ltd.	2,800	114
* Weight Watchers International, Inc.	2,305	112
Meredith Corp.	2,242	111
* R.H. Donnelley Corp.	1,778	109
Borders Group, Inc.	4,304	109
* Education Management Corp.	3,282	107
* Convergys Corp.	7,801	106
SCP Pool Corp.	2,920	105
* Panera Bread Co.	1,598	101
Snap-On Inc.	2,879	99
* Valassis Communications, Inc.	2,864	99
The Brink's Co.	3,166	99
* Ask Jeeves, Inc.	3,181	97
Regis Corp.	2,500	94
American Greetings Corp. Class A	3,556	92
* Entercom Communications Corp.	2,770	92
* United Stationers, Inc.	1,871	92
* Timberland Co.	2,442	90
* Tractor Supply Co.	1,994	89
Ruby Tuesday, Inc.	3,500	89
The Yankee Candle Co., Inc.	2,755	87
John Wiley & Sons Class A	2,182	85
* Earthlink, Inc.	7,957	84
Lee Enterprises, Inc.	1,975	82
Harte-Hanks, Inc.	2,782	81
* CEC Entertainment Inc.	2,000	81
* CNET Networks, Inc.	7,765	81
* P.F. Chang's China Bistro, Inc.	1,348	80
The McClatchy Co. Class A	1,126	78
* Corinthian Colleges, Inc.	5,018	78
Strayer Education, Inc.	832	72
Media General, Inc. Class A	1,172	72
* DeVry, Inc.	3,400	70
Arbitron Inc.	1,700	69
* Linens 'n Things, Inc.	2,600	63
Maytag Corp.	4,096	60
Ethan Allen Interiors, Inc.	1,900	59
* Tommy Hilfiger Corp.	5,099	57
* DoubleClick Inc.	6,642	55
Blyth, Inc.	1,796	51
The Pep Boys (Manny, Moe & Jack)	3,224	43
Viad Corp.	1,287	36
* Krispy Kreme Doughnuts, Inc.	3,275	27

		51,757

Consumer Staples (5.3%)
The Procter & Gamble Co.	141,351	7,796
Walgreen Co.	57,542	2,609
Colgate-Palmolive Co.	29,848	1,492
Sysco Corp.	35,898	1,334
CVS Corp.	22,380	1,228
General Mills, Inc.	20,066	993
H.J. Heinz Co.	19,697	716
The Hershey Co.	9,601	616
Kellogg Co.	13,194	600
Wm. Wrigley Jr. Co.	7,687	525
Whole Foods Market, Inc.	3,451	411
SuperValu Inc.	7,579	248
McCormick & Co., Inc.	6,314	214
J.M. Smucker Co.	3,218	160
Church & Dwight, Inc.	3,424	124
* Del Monte Foods Co.	10,945	114
* NBTY, Inc.	3,400	76
* Performance Food Group Co.	2,731	74

		19,330

Financial Services (28.9%)
Bank of America Corp.	226,527	10,493
JPMorgan Chase & Co.	199,606	7,136
Wells Fargo & Co.	94,818	5,728
Wachovia Corp.	89,022	4,518
American International Group, Inc.	64,223	3,568
American Express Co.	62,445	3,363
Fannie Mae	54,361	3,220
U.S. Bancorp	104,778	3,073
Freddie Mac	38,741	2,520
The Goldman Sachs Group, Inc.	23,068	2,249
Washington Mutual, Inc.	48,853	2,018
Prudential Financial, Inc.	29,067	1,840
First Data Corp.	48,018	1,817
SunTrust Banks, Inc.	20,100	1,480
Automatic Data Processing, Inc.	33,164	1,453
St. Paul Travelers Cos., Inc.	37,582	1,424
MBNA Corp.	63,363	1,336
The Bank of New York Co., Inc.	43,573	1,256
BB&T Corp.	31,153	1,244
The Hartford Financial Services Group Inc.	16,365	1,224
Fifth Third Bancorp	28,278	1,205
AFLAC Inc.	28,513	1,185
SLM Corp.	24,162	1,166
National City Corp.	31,893	1,102
Golden West Financial Corp.	17,318	1,084
Capital One Financial Corp.	13,723	1,035
Progressive Corp. of Ohio	9,900	951
The Chubb Corp.	10,763	907
State Street Corp.	18,794	902
Regions Financial Corp.	25,997	876
PNC Financial Services Group	15,963	872
CIGNA Corp.	7,777	756
KeyCorp	22,911	751
Charles Schwab Corp.	62,714	711
The Principal Financial Group, Inc.	17,697	706
ACE Ltd.	15,901	687
North Fork Bancorp, Inc.	24,363	664
Mellon Financial Corp.	23,671	657
Moody's Corp.	14,058	608
XL Capital Ltd. Class A	7,625	574
Franklin Resources Corp.	7,830	565
* SunGard Data Systems, Inc.	16,104	559
Paychex, Inc.	18,821	544
Comerica, Inc.	9,568	535
AmSouth Bancorp	19,803	528
CIT Group Inc.	11,782	500
Northern Trust Corp.	10,871	499
Legg Mason Inc.	5,877	483
M & T Bank Corp.	4,670	477
Sovereign Bancorp, Inc.	21,015	469
* Fiserv, Inc.	10,902	469
Marshall & Ilsley Corp.	10,760	468
Lincoln National Corp.	9,846	448
MBIA, Inc.	7,997	447
Ambac Financial Group, Inc.	6,054	437
T. Rowe Price Group Inc.	7,235	432
H & R Block, Inc.	8,603	429
Synovus Financial Corp.	14,440	420
Jefferson-Pilot Corp.	7,618	384
SAFECO Corp.	7,080	381
Cincinnati Financial Corp.	9,224	364
Zions Bancorp	4,990	353
MGIC Investment Corp.	5,492	337
The Chicago Mercantile Exchange	1,521	329
Torchmark Corp.	6,122	323
Popular, Inc.	13,704	323
Fidelity National Financial, Inc.	8,631	311
Compass Bancshares Inc.	6,859	306
UnumProvident Corp.	16,589	305
White Mountains Insurance Group Inc.	445	296
First Horizon National Corp.	6,900	291
* Providian Financial Corp.	16,350	291
Huntington Bancshares Inc.	12,200	285
Everest Re Group, Ltd.	3,133	280
Hibernia Corp. Class A	8,641	278
* E*TRADE Group, Inc.	20,389	252
Commerce Bancorp, Inc.	8,870	246
New York Community Bancorp, Inc.	13,473	245
* The Dun & Bradstreet Corp.	3,927	241
Radian Group, Inc.	5,183	238
* Ameritrade Holding Corp.	15,954	237
Willis Group Holdings Ltd.	6,745	231
Mercantile Bankshares Corp.	4,415	230
Associated Banc-Corp	6,758	226
People's Bank	7,833	222
W.R. Berkley Corp.	6,143	218
* AmeriCredit Corp.	8,745	218
The PMI Group Inc.	5,356	202
PartnerRe Ltd.	2,998	198
TCF Financial Corp.	7,324	190
RenaissanceRe Holdings Ltd.	4,000	188
Commerce Bancshares, Inc.	3,810	186
A.G. Edwards & Sons, Inc.	4,463	184
* DST Systems, Inc.	3,775	183
Eaton Vance Corp.	7,436	181
City National Corp.	2,538	180
Leucadia National Corp.	4,467	178
* Markel Corp.	507	173
First American Corp.	4,417	171
Sky Financial Group, Inc.	5,900	170
* Conseco, Inc.	8,438	169
Colonial BancGroup, Inc.	7,458	166
Independence Community Bank Corp.	4,371	164
Astoria Financial Corp.	5,853	161
Federated Investors, Inc.	5,316	157
TD Banknorth, Inc.	5,151	154
Fulton Financial Corp.	7,049	153
Investors Financial Services Corp.	3,672	152
HCC Insurance Holdings, Inc.	3,800	149
Global Payments Inc.	2,113	146
Protective Life Corp.	3,580	144
Bank of Hawaii Corp.	2,927	143
Webster Financial Corp.	3,033	142
* CheckFree Corp.	3,808	142
Arthur J. Gallagher & Co.	5,145	142
IndyMac Bancorp, Inc.	3,413	140
Brown & Brown, Inc.	3,100	138
Valley National Bancorp	5,765	138
New Century REIT, Inc.	2,646	135
SEI Corp.	3,844	134
Wilmington Trust Corp.	3,685	132
Hudson City Bancorp, Inc.	3,787	130
Fair, Isaac, Inc.	3,800	130
Cullen/Frost Bankers, Inc.	2,900	129
Unitrin, Inc.	2,496	124
Nationwide Financial Services, Inc.	3,200	122
StanCorp Financial Group, Inc.	1,600	120
Deluxe Corp.	2,851	115
Washington Federal Inc.	4,918	112
* Affiliated Managers Group, Inc.	1,660	111
Whitney Holdings Corp.	3,376	107
The South Financial Group, Inc.	3,900	106
AmerUs Group Co.	2,221	106
* Allmerica Financial Corp.	2,973	104
FirstMerit Corp.	4,042	103
* BISYS Group, Inc.	6,629	101
American National Insurance Co.	878	101
Commerce Group, Inc.	1,700	101
Jefferies Group, Inc.	2,700	96
* SVB Financial Group	2,000	96
Westamerica Bancorporation	1,800	95
East West Bancorp, Inc.	2,783	94
BancorpSouth, Inc.	4,098	92
First Midwest Bancorp, Inc.	2,623	91
Dow Jones & Co., Inc.	2,562	91
UCBH Holdings, Inc.	5,124	88
Waddell & Reed Financial, Inc.	4,550	87
Downey Financial Corp.	1,161	87
Hudson United Bancorp	2,500	85
Fremont General Corp.	3,909	84
Erie Indemnity Co. Class A	1,616	84
Ohio Casualty Corp.	3,500	84
Transatlantic Holdings, Inc.	1,450	83
Mercury General Corp.	1,500	83
Trustmark Corp.	2,870	82
First BanCorp Puerto Rico	2,118	81
Cathay General Bancorp	2,362	80
Pacific Capital Bancorp	2,375	80
IPC Holdings Ltd.	2,048	78
* La Quinta Corp. REIT	9,022	78
United Bankshares, Inc.	2,300	77
Old National Bancorp	3,865	77
Jack Henry & Associates Inc.	4,300	76
Greater Bay Bancorp	2,900	73
Texas Regional Bancshares, Inc.	2,513	72
* United Rentals, Inc.	3,597	72
* CapitalSource Inc.	3,712	71
Park National Corp.	646	67
Chittenden Corp.	2,525	66
Amegy Bancorporation, Inc.	3,600	64
Citizens Banking Corp.	2,100	61
Doral Financial Corp.	5,200	60
Hilb, Rogal and Hamilton Co.	1,764	60
Commercial Federal Corp.	2,200	55

		105,566

Health Care (15.5%)
Pfizer Inc.	422,232	11,780
Johnson & Johnson	166,420	11,167
* Amgen, Inc.	71,247	4,459
Medtronic, Inc.	67,863	3,648
Bristol-Myers Squibb Co.	109,159	2,768
* WellPoint Inc.	16,609	2,209
Cardinal Health, Inc.	24,228	1,404
* Caremark Rx, Inc.	25,577	1,142
* Gilead Sciences, Inc.	24,237	989
* Boston Scientific Corp.	33,973	920
* Forest Laboratories, Inc.	20,879	806
* St. Jude Medical, Inc.	20,006	803
* Genzyme Corp.-General Division	12,741	795
Becton, Dickinson & Co.	13,304	764
Stryker Corp.	15,682	763
* Biogen Idec Inc.	19,091	746
McKesson Corp.	15,560	627
Allergan, Inc.	7,353	568
Biomet, Inc.	13,179	497
Quest Diagnostics, Inc.	4,385	460
* Coventry Health Care Inc.	5,925	412
AmerisourceBergen Corp.	6,279	405
* MedImmune Inc.	13,907	367
* Laboratory Corp. of America Holdings	7,564	366
* Express Scripts Inc.	3,661	338
* Hospira, Inc.	8,679	331
Health Management Associates Class A	12,860	324
IMS Health, Inc.	13,094	321
* Patterson Cos	6,482	294
* Varian Medical Systems, Inc.	7,642	287
* DaVita, Inc.	5,544	255
* Barr Pharmaceuticals Inc.	5,003	254
* Lincare Holdings, Inc.	5,620	247
Beckman Coulter, Inc.	3,400	238
* Invitrogen Corp.	2,940	233
* IVAX Corp.	11,757	231
DENTSPLY International Inc.	3,956	226
Omnicare, Inc.	5,812	223
* Health Net Inc.	6,229	213
* Henry Schein, Inc.	4,852	195
* Affymetrix, Inc.	3,373	180
Universal Health Services Class B	3,042	178
* Renal Care Group, Inc.	3,744	173
* WebMD Corp.	17,458	165
Dade Behring Holdings Inc.	2,451	164
Cooper Cos., Inc.	2,461	163
* Edwards Lifesciences Corp.	3,366	154
* Cytyc Corp.	6,227	146
* Millipore Corp.	2,800	144
* Millennium Pharmaceuticals, Inc.	17,064	143
* Pharmaceutical Product Development, Inc.	2,800	135
* Respironics, Inc.	1,963	131
* LifePoint Hospitals, Inc.	2,800	126
* Accredo Health, Inc.	2,750	123
* ResMed Inc.	1,869	117
* Protein Design Labs, Inc.	5,904	113
* VCA Antech, Inc.	4,516	112
* IDEXX Laboratories Corp.	1,900	110
* Gen-Probe Inc.	2,751	107
* Techne Corp.	2,200	103
* OSI Pharmaceuticals, Inc.	2,600	97
* MGI Pharma, Inc.	3,906	91
Medicis Pharmaceutical Corp.	3,132	88
* Apria Healthcare Group Inc.	2,800	88
* Nektar Therapeutics	4,590	84
* Amylin Pharmaceuticals, Inc.	5,244	84
* Neurocrine Biosciences, Inc.	2,079	78
Invacare Corp.	1,700	76
* ICOS Corp.	3,317	72
* Martek Biosciences Corp.	1,725	65
* PAR Pharmaceutical Cos. Inc.	1,888	60
* Onyx Pharmaceuticals, Inc.	1,805	45
* Taro Pharmaceutical Industries Ltd.	1,376	45

		56,835

Materials & Processing (1.7%)
Weyerhaeuser Co.	13,491	865
Praxair, Inc.	18,354	860
Masco Corp.	24,830	795
Air Products & Chemicals, Inc.	12,089	728
American Standard Cos., Inc.	10,064	431
Ecolab, Inc.	10,384	336
The St. Joe Co.	3,933	310
Avery Dennison Corp.	5,443	285
* Sealed Air Corp.	4,664	242
Sigma-Aldrich Corp.	3,306	198
Bemis Co., Inc.	5,945	161
Sonoco Products Co.	5,452	145
Lubrizol Corp.	3,671	145
Harsco Corp.	2,296	133
Hughes Supply, Inc.	3,688	96
York International Corp.	2,296	95
AptarGroup Inc.	1,875	94
Corn Products International, Inc.	4,132	91
Airgas, Inc.	3,545	85
Worthington Industries, Inc.	3,900	65

		6,160

Other Energy (0.9%)
EOG Resources, Inc.	13,328	665
XTO Energy, Inc.	19,378	603
Noble Corp.	7,383	418
Smith International, Inc.	5,835	343
Pioneer Natural Resources Co.	8,157	327
Chesapeake Energy Corp.	15,022	308
Equitable Resources, Inc.	3,300	210
* Cooper Cameron Corp.	3,100	183
* Grant Prideco, Inc.	6,845	164
* FMC Technologies Inc.	3,539	112

		3,333

Producer Durables (4.7%)
Emerson Electric Co.	23,652	1,572
Applied Materials, Inc.	94,999	1,559
Illinois Tool Works, Inc.	14,595	1,232
Deere & Co.	13,915	920
Danaher Corp.	14,297	788
* Xerox Corp.	53,266	723
* Agilent Technologies, Inc.	24,800	595
Pitney Bowes, Inc.	12,933	577
D. R. Horton, Inc.	16,362	566
KLA-Tencor Corp.	10,974	498
* Lexmark International, Inc.	7,245	496
Pulte Homes, Inc.	5,849	447
Dover Corp.	11,330	429
Parker Hannifin Corp.	6,694	404
Cooper Industries, Inc. Class A	5,123	353
KB HOME	4,138	279
American Power Conversion Corp.	10,497	267
* Waters Corp.	6,733	262
Pentair, Inc.	5,614	250
W.W. Grainger, Inc.	4,551	248
* NVR, Inc.	324	246
* LAM Research Corp.	7,493	230
* American Tower Corp. Class A	12,508	226
* Crown Castle International Corp.	12,505	222
Novellus Systems, Inc.	7,925	211
Pall Corp.	7,007	205
Diebold, Inc.	4,002	200
Ryland Group, Inc.	2,647	181
Roper Industries Inc.	2,352	164
Cummins Inc.	2,212	150
Garmin Ltd.	3,214	143
* Teradyne, Inc.	10,927	142
Graco, Inc.	4,016	140
Standard Pacific Corp.	1,697	136
HNI Corp.	2,613	135
Donaldson Co., Inc.	4,100	132
Hubbell Inc. Class B	2,773	126
MDC Holdings, Inc.	1,695	122
* Mettler-Toledo International Inc.	2,409	118
Tektronix, Inc.	5,100	116
Herman Miller, Inc.	3,955	115
* Andrew Corp.	8,288	110
* Terex Corp.	2,762	109
IDEX Corp.	2,720	104
Briggs &Stratton Corp.	2,908	98
* Polycom, Inc.	5,539	95
* AGCO Corp.	5,117	94
Plantronics, Inc.	2,675	92
* Flowserve Corp.	3,100	91
Kennametal, Inc.	2,000	88
* Varian Semiconductor Equipment Associates, In	2,078	84
Molex, Inc. Class A	2,917	70
Cognex Corp.	2,294	60
* Cymer, Inc.	1,997	57
Molex, Inc.	300	8

		17,085

Technology (21.3%)
Microsoft Corp.	542,478	13,996
Intel Corp.	354,531	9,548
* Cisco Systems, Inc.	368,907	7,149
International Business Machines Corp.	93,287	7,048
* Dell Inc.	122,744	4,896
Hewlett-Packard Co.	162,984	3,669
QUALCOMM Inc.	92,383	3,442
Texas Instruments, Inc.	97,183	2,686
* EMC Corp.	135,517	1,905
* Apple Computer, Inc.	45,821	1,820
* Symantec Corp.	39,942	903
Adobe Systems, Inc.	26,844	887
Analog Devices, Inc.	21,067	781
* Juniper Networks, Inc.	27,868	715
* Sun Microsystems, Inc.	187,395	714
Linear Technology Corp.	17,305	648
* Veritas Software Corp.	24,164	601
* Network Appliance, Inc.	19,977	575
Electronic Data Systems Corp.	28,417	560
Xilinx, Inc.	19,375	538
* Broadcom Corp.	14,624	519
Autodesk, Inc.	12,932	512
* Altera Corp.	20,753	461
* Marvell Technology Group Ltd.	10,954	449
* Intuit, Inc.	9,847	426
* Flextronics International Ltd.	31,328	400
* NCR Corp.	10,420	382
* Micron Technology, Inc.	34,124	375
* Cognizant Technology Solutions Corp.	7,451	358
* Affiliated Computer Services, Inc. Class A	6,835	354
Microchip Technology, Inc.	11,500	341
* Advanced Micro Devices, Inc.	19,761	324
* Amdocs Ltd.	10,476	285
Scientific-Atlanta, Inc.	8,554	285
* Jabil Circuit, Inc.	9,234	270
Seagate Technology	11,850	251
Applera Corp.-Applied Biosystems Group	11,245	241
* NVIDIA Corp.	8,694	236
* Citrix Systems, Inc.	9,395	236
* SanDisk Corp.	9,015	235
* Siebel Systems, Inc.	25,364	234
* Check Point Software Technologies Ltd.	10,019	228
* Avaya Inc.	23,273	213
Harris Corp.	7,404	213
* Mercury Interactive Corp.	4,706	212
* Cadence Design Systems, Inc.	15,180	212
* BMC Software, Inc.	12,381	211
Amphenol Corp.	4,854	206
* Storage Technology Corp.	6,278	203
* Solectron Corp.	53,755	196
* Tellabs, Inc.	23,458	193
* Macromedia, Inc.	4,102	181
* BEA Systems, Inc.	21,484	181
* Arrow Electronics, Inc.	6,407	179
* QLogic Corp.	5,435	174
* Zebra Technologies Corp. Class A	4,037	172
* Western Digital Corp.	11,415	171
* SpectraSite, Inc.	2,567	164
* Ceridian Corp.	8,377	160
Intersil Corp.	8,489	159
* LSI Logic Corp.	21,495	158
* Sanmina-SCI Corp.	28,931	148
* Synopsys, Inc.	8,145	147
* Avnet, Inc.	6,633	139
* Unisys Corp.	18,481	134
* Compuware Corp.	19,139	131
* Red Hat, Inc.	9,771	124
* Novell, Inc.	20,976	123
* ADC Telecommunications, Inc.	6,516	118
* JDS Uniphase Corp.	76,467	117
* Trimble Navigation Ltd.	2,821	112
* Ingram Micro, Inc. Class A	7,075	112
* Avid Technology, Inc.	1,895	111
* Sybase, Inc.	5,310	108
* FLIR Systems, Inc.	3,764	101
Reynolds & Reynolds Class A	3,603	98
* Hyperion Solutions Corp.	2,139	94
* Fairchild Semiconductor International, Inc.	6,554	94
* Akamai Technologies, Inc.	6,563	92
* Parametric Technology Corp.	15,070	91
* PMC Sierra Inc.	9,973	87
Acxiom Corp.	4,717	87
* Emulex Corp.	4,570	86
* Integrated Circuit Systems, Inc.	4,000	85
* Maxtor Corp.	14,489	80
* 3Com Corp.	21,659	79
* Avocent Corp.	2,731	76
Imation Corp.	2,025	76
* Semtech Corp.	4,075	74
* Atmel Corp.	24,292	73
* Integrated Device Technology Inc.	5,800	71
* Varian, Inc.	1,900	71
* CIENA Corp.	31,363	68
National Instruments Corp.	2,850	66
* Foundry Networks, Inc.	6,644	61
* Silicon Laboratories Inc.	2,204	61
* TIBCO Software Inc.	9,498	60
* Electronics for Imaging, Inc.	3,063	58
* Brocade Communications Systems, Inc.	14,200	56
* Skyworks Solutions, Inc.	8,562	54
ADTRAN Inc.	2,394	53
* Applied Micro Circuits Corp.	16,946	49
* RF Micro Devices, Inc.	10,272	48
* Mentor Graphics Corp.	4,143	43
* UTStarcom, Inc.	5,523	41
* Conexant Systems, Inc.	25,329	36
* Vitesse Semiconductor Corp.	11,488	29

		77,963

Utilities (4.7%)
SBC Communications Inc.	185,852	4,345
BellSouth Corp.	102,814	2,751
* Nextel Communications, Inc.	60,476	1,825
* Comcast Corp. Special Class A	36,063	1,141
* Comcast Corp. Class A	34,405	1,108
ALLTEL Corp.	17,409	1,013
Kinder Morgan, Inc.	5,460	424
NiSource, Inc.	15,123	364
KeySpan Corp.	8,958	356
Questar Corp.	4,675	295
* Cablevision Systems NY Group Class A	10,474	268
Citizens Communications Co.	18,788	256
* NTL Inc.	3,917	252
CenturyTel, Inc.	7,088	232
* NII Holdings Inc.	3,253	194
* UnitedGlobalCom Inc. Class A	20,449	186
MDU Resources Group, Inc.	6,029	174
* Western Wireless Corp. Class A	4,272	170
ONEOK, Inc.	5,351	165
Aqua America, Inc.	5,534	151
AGL Resources Inc.	4,100	144
OGE Energy Corp.	4,923	137
Puget Energy, Inc.	5,513	125
Atmos Energy Corp.	4,282	121
Energen Corp.	1,833	119
Hawaiian Electric Industries Inc.	4,492	116
* Telephone & Data Systems, Inc. - Special	2,874	109
Piedmont Natural Gas, Inc.	4,000	98
NICOR Inc.	2,463	97
Peoples Energy Corp.	2,100	90
WGL Holdings Inc.	2,700	88
Duquesne Light Holdings, Inc.	4,310	82
* Cincinnati Bell Inc.	13,377	53

		17,049

Other (0.9%)
3M Co.	40,148	3,077
Carlisle Co., Inc.	1,733	120
Teleflex Inc.	2,022	113
Lancaster Colony Corp.	1,600	70

		3,380

TOTAL COMMON STOCKS
(Cost $348,103)		365,323

TEMPORARY CASH INVESTMENT (0.1%)

Vanguard Market Liquidity Fund, 3.018%**
(Cost $357)	357,370	357

TOTAL INVESTMENTS (100.0%)
(Cost $348,460)		365,680

OTHER ASSETS AND LIABILITIES--NET (0.0%)		(143)

NET ASSETS (100%)		$365,537

 *Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT — Real Estate Investment Trust.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.